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                           UNITED STATES                   OMB APPROVAL
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               SECURITIES AND EXCHANGE COMMISSION   OMB Number:      3235-0456
                     Washington, D.C. 20549         Expires:   August 31, 2000
                                                    Estimated average burden
                                                    hours per response.......1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.    Name and address of issuer:

          PaineWebber Municipal Money Market Series
          1285 Avenue of the Americas
          New York, NY 10019

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    2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|


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    3.    Investment Company Act File Number:

               811-6173

          Securities Act File Number:

               33-36766


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    4(a). Last day of fiscal year for which this Form is filed:

               June 30, 1999

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    4(b). |_|  Check box if this Form is being filed late (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
          REGISTRATION FEE DUE.

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    4(c). |_|  Check box if this is the last time the issuer will be filing this Form.



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

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    5.    Calculation of registration fee:

       (i)     Aggregate sale price of securities              $    419,907,748
               sold during the fiscal year                     ----------------
               pursuant to section 24(f):

       (ii)    Aggregate price of securities
               redeemed or repurchased during
               the fiscal year                    $ 473,713,631
                                                  -------------

       (iii)   Aggregate price of securities
               redeemed or repurchased during
               any PRIOR fiscal year ending no
               earlier than October 1, 1995
               that were not previously used to
               reduce registration fees
               payable to the Commission:         $  12,938,974
                                                  -------------

       (iv)    Total available redemption credits             - $   486,652,605
               [add Items 5(ii) and 5(iii)]:                    ---------------

       (v)     Net sales - if item 5(i) is greater
               than Item 5(iv) [subtract item 5(iv)
               from Item 5(i)]:                                 $             0
                                                                ---------------

     ----------------------------------------------------------
       (vi)    Redemption credits available for use
               in future years -- if Item 5(i) is
               less than Item 5(iv) [subtract 5(iv)
               from Item 5(i)]:                   $(66,744,857)
                                                  -------------

     ----------------------------------------------------------

     (vii)     Multiplier for determining registration
               fee (See Instruction C.9):                     = $      0.000278
                                                                ---------------

     (viii)    Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0"
               if no fee is due):                             = $             0
                                                                ---------------
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      6.  Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 68,498,550. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
          that number here:   0.
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     7.   Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                              + $             0
                                                                ---------------
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      8.  Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:

                                                              = $             0
                                                                ---------------
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

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                Method of Delivery:

                          |_|      Wire Transfer

                          |_|      Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John J. Lee
                          --------------------------------------

                          John J. Lee
                          --------------------------------------

                          Vice President and Assistant Treasurer
                          --------------------------------------

Date: September 27, 1999
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  *Please print the name and title of the signing officer below the signature.











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